Taxes on Income	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Taxes on Income

Note 19 - Taxes on Income

A.	Regional Taxation

Israeli taxation

The tax rate that is relevant to the Company in the years 2022-2024: 23%.

Luxembourg taxation

Net wealth tax (NWT):

-	The real NWT is calculated by the difference between the entity’s total assets and entity’s total liabilities (exemption can be applied) multiplied by 0.5% if the fortune is lower than €500 thousand.

-	The minimum NWT is from €535 to €32,100.

Italian taxation

As a rule, corporate income tax (IRES) is payable by all resident companies on income from any source, whether earned in Italy or abroad (also for branch established in other country), at the rate of 24%.

Both resident and non-resident companies are subject to regional income tax (IRAP), but only on income arising in Italy at the rate from 3.9% to 4.82%, depending on the region.

Italian companies are allowed to deduct financing expenses in an amount up to 30% of their EBITDA, with the remainder being carried forward to following years.

Spanish taxation

As a rule, corporate income tax is payable by all resident companies on income from any source, whether earned in Spain or abroad at the rate of 25%. Spanish companies are allowed to deduct financing expenses in an amount up to 30% of their EBITDA from one million in financial expenses and up to one million of financial expenses can be deducted in the CIT without having to apply 30% of EBITDA, with the remainder being carried forward to following years.

Dutch taxation

In 2024 and 2023, the Dutch corporate income tax rate was 19% on the first €200 thousand of taxable profits, and 25.8% on taxable profits exceeding that amount. In 2022, 15% on the first €395 thousand of taxable profits and 25% on taxable profits exceeding that amount.

USA taxation

The federal tax rate is 21%, and the state tax rate in Texas is 0.75%.

B.	Composition of income tax benefit (taxes on income):

	For the year ended December 31
	2024	2023	2022
	€ in thousands
Current tax expense
Current year	(687)	(932)	(1,826)
	(687)	(932)	(1,826)
Deferred tax income
Creation and reversal of temporary differences	2,111	1,655	174
Adjustments for prior years, net	-	713	-
	2,111	2,368	174
Tax benefit (taxes on income)	1,424	1,436	(1,652)
C.	Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:

	2024	2023	2022
	€ in thousands

Profit (loss) before taxes on income	(10,567)	976	1,081
Primary tax rate of the Company	23%	23%	23%
Tax benefit (tax expenses) calculated according to the Company’s primary tax rate	2,430	(224)	(249)
Additional tax (tax saving) in respect of:
Different tax rate of foreign subsidiaries	140	(72)	(488)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	2,544	994	277
Difference between measurement basis of income (expenses) for tax purposes and measurement basis of income (expenses) for financial reporting purposes	(235)	(47)	(706)
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	156	713	282
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	18	1,363	566
Change in temporary differences for which deferred tax were not recognized	260	106	-
Current year tax losses and benefits for which deferred taxes were not created	(3,639)	(1,275)	(1,199)
Permanent differences	(250)	(122)	(135)

Actual tax benefit (taxes on income)	1,424	1,436	(1,652)
D.	Carry forward tax losses:

As of December 31, 2024, Ellomay Capital Ltd. had carry forward tax losses in the amount of approximately €3.8 million. In addition, Ellomay Capital Ltd. had carry forward capital tax losses in the amount of approximately €1.4 million, which have no expiration date. Deferred taxes of Ellomay Capital Ltd. have not been recognized because the Company’s management currently believes that as the Company has a history of losses it is more likely than not that the deferred tax regarding losses carry forward will not be utilized in the foreseeable future.

Deferred taxes are recognized by operating subsidiaries for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

As of December 31, 2024, the Company’s Dutch subsidiaries had carry forward tax losses and deductions aggregating to approximately €22 million. Of such carry forward tax losses, a deferred tax asset amounting to approximately €1.5 million was not recorded.

As of December 31, 2024, the Company’s Italian subsidiaries had carry forward tax losses and deductions aggregating to approximately €11.4 million. Of such carry forward tax losses, a deferred tax asset amounting to approximately €1.3 million was not recorded.

As of December 31, 2024, the Company’s Luxembourg subsidiary had carry forward tax losses and deductions aggregating to approximately €2.4 million which deferred tax asset was not recorded.

As of December 31, 2024, Texas USA Solar subsidiaries had a federal net operating loss carry forward of approximately $1 million (approximately €1 million) and a federal investment tax credit carry forward of approximately $13.6 million (approximately €13 million). Of such carry forward tax losses and credits, a deferred tax asset amounting to approximately $14.6 million (approximately €14 million) was not recorded. The federal net operating loss will be carried forward indefinitely and the investment tax credit will expire in 2044.

E.	Deferred taxes:

	Fixed assets and leases	Swap contract	Carry-forward tax deductions and losses	Total
	€ in thousands
Balance of deferred tax asset (liability) as at January 1, 2024	(1,350)	(1,645)	9,156	6,161
Changes recognized in profit or loss	735	-	1,376	2,111
Changes recognized in other comprehensive income	-	(1,842)	-	(1,842)
Balance of deferred tax asset (liability) as at December 31, 2024	(615)	(3,487)	10,532	6,430

	Financial assets	Fixed assets and leases	Swap contract	Carry-forward tax deductions and losses	Total
	€ in thousands
Balance of deferred tax asset (liability) as at January 1, 2023	(3,642)	(2,124)	14,944	7,562	16,740
Changes recognized in profit or loss	690	774	-	1,594	3,058
Changes recognized in other comprehensive income	235	-	(16,589)	-	(16,354)
Transfer to disposal groups held for sale (see Note 23)	2,717	-	-	-	2,717
Balance of deferred tax asset (liability) as at December 31, 2023	-	(1,350)	(1,645)	9,156	6,161